Operating segments	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Operating segments

28.	Operating segments

The Group is organised into business units based on its products and services, and has three reportable operating segments as follow:

Medical and Wellness	Non-surgical aesthetic services, surgical aesthetic services, medical consultation, health screenings, cellular therapy and research and COVID-19 testing
Life Science	Whole genome sequencing and pharmacogenomics
Others	Investment holding and provision for management services

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which, in certain respects as explained in the table below, is measured differently from operating profit or loss in the consolidated statement of profit or loss and other comprehensive income. Group financing (including finance costs) and income taxes are managed on a group basis and are not allocated to operating segments

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
2025
Revenue
External sales	3,353,006	1,824	16,207	-	3,371,037
Inter-segment sales	43,361	611,666	81,206	(736,233)	-

Total revenue	3,396,367	613,490	97,413	(736,233)	3,371,037

Result
Profit/(Loss) from operations	32,555	(977,212)	(1,536,236)	-	(2,480,893)
Finance costs	(22,825)	(6,253)	(19,205)	-	(48,283)

Profit/(Loss) before tax	9,730	(983,465)	(1,555,441)	-	(2,529,176)
Income tax expense	(93,487)	(2,075)	-	-	(95,562)

Loss for the financial year	(83,757)	(985,540)	(1,555,441)	-	(2,624,738)

Segment assets	2,507,576	3,628,762	9,889,374	(8,892,075)	7,133,637
Segment liabilities	3,432,954	7,084,309	6,398,515	(8,666,225)	8,249,553

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2025
Other information
Amortisation of intangible assets	-	-	163,093	-	163,093
Amortisation of right-of-use assets	199,618	121,530	178,996	-	500,144
Additional of property, plant and equipment	35,675	41,989	6,108	-	83,772
Depreciation of property, plant and equipment	58,580	386,024	20,683	-	465,287

2024
Revenue
External sales	2,390,113	523	12,916	-	2,403,552
Inter-segment sales	187,142	392,896	72,328	(652,366)	-

Total revenue	2,577,255	393,419	85,244	(652,366)	2,403,552

Result
Loss from operations	(381,848)	(1,130,176)	(843,707)	-	(2,355,731)
Finance costs	(6,944)	(12,240)	(23,660)	-	(42,844)

Loss before tax	(388,792)	(1,142,416)	(867,367)	-	(2,398,575)
Income tax credit	7,414	-	-	-	7,414

Loss for the financial year	(381,378)	(1,142,416)	(867,367)	-	(2,391,161)

Segment assets	1,888,659	2,893,474	8,462,565	(6,543,765)	6,700,933
Segment liabilities	2,676,331	5,194,755	3,762,231	(6,383,376)	5,249,941

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2024
Other information
Amortisation of intangible assets	31	-	44,776	-	44,807
Amortisation of right-of-use assets	141,762	117,110	144,147	-	403,019
Depreciation of property, plant and equipment	67,906	370,197	17,510	-	455,613
Additional of property, plant and equipment	75,773	42,013	103,531	-	221,317
Property, plant and equipment written off	14,083	-	-	-	14,083

Geographical segments

The Group’s revenue from contracts with customers were generated within Malaysia.